Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory1 [Line Items]
Gold and silver bullion	$ 49,467	$ 52,867
In-process inventory	14,653	13,260
Ore stock-pile inventory	96,879	72,242
Materials and supplies	171,032	133,985
Total Inventories	332,031	272,354
Fekola Mine
Inventory1 [Line Items]
Ore stock-pile inventory	75,000	52,000
Otjikoto Mine
Inventory1 [Line Items]
Ore stock-pile inventory	10,000	16,000
Masbate Mine
Inventory1 [Line Items]
Ore stock-pile inventory	$ 12,000	$ 4,000